Stockholders' Equity (Details) - Schedule of Warrants Outstanding - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Warrants Outstanding Abstract
Number balance at beginning	848,394	28,407
Weighted Average Price balance at beginning	$ 8.52	$ 12
Number Issued on Somah acquisition		749,984
Weighted Average Price Issued on Somah acquisition		$ 20
Number Issued	57,499	70,003
Weighted Average Price Issued	$ 5.56	$ 5.52
Number balance at ending	3,036,185	848,394
Weighted Average Price balance at ending	$ 8.8	$ 8.52
Number Issued pursuant to Unit Purchase Agreement	2,130,292
Weighted Average Price Issued pursuant to Unit Purchase Agreement	$ 9